Staff costs and Directors Remuneration (Details) Number in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | Number	457	405	345
Wages and salaries	$ 52,644	$ 41,775	$ 33,922
Share-based payments (Note 30)	5,446	4,075	3,367
Social security charges	7,464	5,364	3,792
Director's fees and allowance	2,876	3,458	2,088
Employee benefits expense	68,430	54,672	43,169
Salaries and fees	12,452	9,674	7,337
Share-based payments	2,918	2,322	1,211
Other benefits in kind	272	287	112
Key Management Personnel Compensation	15,642	12,283	8,660
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	18,603	12,358	9,344
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	15,527	11,026	10,439
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 34,300	$ 31,288	$ 23,386